SUBSEQUENT EVENTS - Mortgage Notes Payable (FY) (Details) - USD ($)	Jun. 30, 2021	Mar. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Principal amount	$ 185,758,762		$ 182,948,438
Levins
Subsequent Event [Line Items]
Principal amount	$ 2,687,293		2,032,332
Debt instrument, effective interest rate	3.75%
Dollar General
Subsequent Event [Line Items]
Principal amount	$ 2,263,573		2,268,922
Debt instrument, effective interest rate	3.65%
GSA (MSHA)
Subsequent Event [Line Items]
Principal amount	$ 1,743,349		1,752,092
Debt instrument, effective interest rate	3.65%
Mortgage Notes Payable
Subsequent Event [Line Items]
Principal amount	$ 182,758,762		176,948,438	$ 195,739,481
Mortgage Notes Payable | Levins
Subsequent Event [Line Items]
Principal amount			$ 2,032,332	2,079,793
Debt instrument, effective interest rate			3.74%
Mortgage Notes Payable | Levins | Subsequent Event
Subsequent Event [Line Items]
Principal amount		$ 2,700,000
Debt instrument, effective interest rate		3.75%
Mortgage Notes Payable | Dollar General
Subsequent Event [Line Items]
Principal amount			$ 2,268,922
Debt instrument, effective interest rate			3.38%
Mortgage Notes Payable | Dollar General | Subsequent Event
Subsequent Event [Line Items]
Principal amount		$ 2,280,000
Debt instrument, effective interest rate		3.65%
Mortgage Notes Payable | PMI Preclinical
Subsequent Event [Line Items]
Principal amount			$ 4,020,418	4,118,613
Debt instrument, effective interest rate			3.38%
Mortgage Notes Payable | PMI Preclinical | Subsequent Event
Subsequent Event [Line Items]
Principal amount		$ 5,400,000
Debt instrument, effective interest rate		3.75%
Mortgage Notes Payable | GSA (MSHA)
Subsequent Event [Line Items]
Principal amount			$ 1,752,092	$ 1,796,361
Debt instrument, effective interest rate			3.13%
Mortgage Notes Payable | GSA (MSHA) | Subsequent Event
Subsequent Event [Line Items]
Principal amount		$ 1,756,000
Debt instrument, effective interest rate		3.65%